Aetna Variable Small Company Portfolio
Portfolio of Investments - December 31, 1996
================================================================================

                                                          Number of       Market
                                                           Shares         Value
                                                          ---------    ---------
COMMON STOCKS (94.7%)

Aerospace and Defense (1.9%)
BE Aerospace, Inc. + ...............................         3,600      $ 97,650
                                                                        --------

Apparel (1.4%)
Wolverine World Wide, Inc. .........................         2,400        69,600
                                                                        --------

Banks (4.5%)
Cullen/Frost Bankers, Inc. .........................         4,500       149,625
Provident Bankshares Corp. .........................         2,100        81,900
                                                                        --------
                                                                         231,525
                                                                        --------

Building Materials and Construction (4.2%)
EMCOR Group, Inc. + ................................         2,600        33,800
Fibreboard Corp. + .................................         3,600       121,500
Lone Star Industries, Inc. .........................         1,700        62,688
                                                                        --------
                                                                         217,988
                                                                        --------

Chemicals (6.2%)
Church & Dwight, Inc. ..............................         4,500       102,938
Crompton & Knowles Corp. ...........................         7,200       138,600
Fuller (H.B.) Co. ..................................         1,700        79,900
                                                                        --------
                                                                         321,438
                                                                        --------

Computer Software (6.3%)
Computer Task Group, Inc. ..........................         1,700        73,313
Macromedia + .......................................         5,400        97,200
National Data Corp. ................................         3,600       156,599
                                                                        --------
                                                                         327,112
                                                                        --------

Computers and Office Equipment (2.8%)
Amdahl Corp. + .....................................         7,200        87,300
Cyberguard Corp. + .................................         4,500        54,563
                                                                        --------
                                                                         141,863
                                                                        --------

Electrical and Electronics (6.7%)
Aeroflex, Inc. + ...................................        11,800        56,050
BMC Industries, Inc. ...............................         3,600       113,400
Chips & Technologies, Inc. + .......................         3,600        65,700
Silicon Valley Group, Inc. + .......................         5,400       108,675
                                                                        --------
                                                                         343,825
                                                                        --------

Financial Services (4.0%)
AmeriCredit Corp. + ................................         3,600        73,800
RCSB Financial, Inc. ...............................         4,500       130,500
                                                                        --------
                                                                         204,300
                                                                        --------

Foods and Beverages (1.6%)
Interstate Bakeries Corp. ..........................         1,700        83,513
                                                                        --------

Health Services (1.9%)
Curative Health Services, Inc. + ...................         3,600        99,675
                                                                        --------

Insurance (8.4%)
CapMAC Holdings, Inc. ..............................         4,500       149,063
Delphi Financial Group, Inc. + .....................         5,400       159,299
LaSalle Re Holdings Ltd. ...........................         4,200       122,850
                                                                        --------
                                                                         431,212
                                                                        --------

Machinery and Equipment (1.1%)
Global Industrial Technologies, Inc. + .............         2,600        57,525
                                                                        --------

                                                          Number of       Market
                                                           Shares         Value
                                                          ---------    ---------
Media and Entertainment (4.8%)
Anacomp, Inc. ..................................           5,400       $  45,900
Telemundo Group, Inc. Class A + ................           4,500         130,500
Topps Co., Inc. + ..............................          18,200          72,800
                                                                       ---------
                                                                         249,200
                                                                       ---------

Medical Supplies (5.3%)
Fisher Scientific International ................           3,600         169,649
PerSeptive Biosystems + ........................           3,600          24,975
PLC Systems, Inc. + ............................           3,600          81,000
                                                                       ---------
                                                                         275,624
                                                                       ---------

Metals and Mining (3.9%)
Reynolds Metals Co. ............................           3,600         202,949
                                                                       ---------

Oil and Gas (11.2%)
Basic Petroleum International Ltd. + ...........           3,600         118,800
Camco International, Inc. ......................           1,700          78,413
Chesapeake Energy Corp. + ......................           2,600         144,625
Pool Energy Services Co. + .....................           4,500          69,188
Stone Energy Corp. + ...........................           3,600         107,550
World Fuel Services Corp. ......................           2,600          57,850
                                                                       ---------
                                                                         576,426
                                                                       ---------

Pharmaceuticals (6.9%)
Alcide Corp. + .................................           6,300         130,725
Biovail Corp. International + ..................           3,600          92,250
Celgene Corp. + ................................          10,000         111,250
Draxis Health, Inc. + ..........................           9,000          19,688
                                                                       ---------
                                                                         353,913
                                                                       ---------

Retail (4.7%)
CML Group, Inc. ................................          21,800          73,575
Dress Barn, Inc. + .............................           6,300          94,500
Family Dollar Stores, Inc. .....................           3,600          73,350
                                                                       ---------
                                                                         241,425
                                                                       ---------

Telecommunications (5.3%)
Associated Group, Inc. Class A + ...............           2,600          79,950
Comsat Corp. ...................................           5,400         132,975
Teledata Communication Ltd. + ..................           2,600          59,800
                                                                       ---------
                                                                         272,725
                                                                       ---------

Utilities - Electric (1.6%)
El Paso Electric Co. + .........................          12,700          82,550
                                                                       ---------
Total Common Stocks (cost $4,823,541) ..........                       4,882,038
                                                                       ---------

                                                       Principal        Market
                                                        Amount          Value
                                                       ---------       ---------
SHORT-TERM INVESTMENTS (5.4%)
Federal Home Loan Mortgage Corp.,
   Mortgage-Backed Securities, 5.40%, 01/02/97  ...    $  277,000    $  277,000
                                                                     ----------

Total Short-Term Investments (cost $277,000) ......                     277,000
                                                                     ----------
TOTAL INVESTMENTS (cost $5,100,541)(a) ............                   5,159,038
Other assets less liabilities
                                                                         (1,463)
                                                                     ----------
Total Net Assets ..................................                  $5,157,575
                                                                     ==========
See Notes to Portfolio of Investments

Aetna Variable Small Company Portfolio
Portfolio of Investments - December 31, 1996 (continued)
================================================================================


Notes to Portfolio of Investments


(a) The cost of investments for federal income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at December 31, 1996, are as follows:

Unrealized gains ........................................              $ 92,500
Unrealized losses .......................................               (34,003)
                                                                       --------
   Net unrealized gain ..................................              $ 58,497
                                                                       ========
+ Non-income producing security.
Category percentages are based on net assets.


See Notes to Financial Statements.

Aetna Variable Small Company Portfolio
Statement of Assets and Liabilities
December 31, 1996
================================================================================


Assets:
Investments, at market value .............................................   $ 5,159,038
Cash .....................................................................           977
Receivable for:
   Dividends and interest ................................................         3,046
                                                                             -----------
           Total assets ..................................................     5,163,061
                                                                             -----------
Liabilities:
Payable for:
   Dividends to shareholders .............................................         5,100
Accrued investment advisory fees .........................................           322
Accrued administrative fees ..............................................            64
                                                                             -----------
           Total liabilities .............................................         5,486
                                                                             -----------
Net assets applicable to outstanding shares ..............................   $ 5,157,575
                                                                             ===========
Net assets represented by:
Paid-in capital ..........................................................   $ 5,100,000
Net unrealized gain on investments .......................................        58,497
Distribution in excess of net investment income ..........................          (922)
                                                                             -----------
           Total--representing net assets applicable to outstanding shares   $ 5,157,575
                                                                             ===========

Shares authorized ........................................................     Unlimited
Par value ................................................................   $     0.001
Shares outstanding .......................................................       510,000
Net asset value per share ................................................   $    10.113

Cost of investments ......................................................   $ 5,100,541


See Notes to Financial Statements.

Aetna Variable Small Company Portfolio
Statement of Operations
Period from December 27, 1996 to December 31, 1996
================================================================================


Investment Income:
Dividends ...........................................................    $ 3,046
Interest ............................................................      1,518
                                                                         -------
           Total investment income ..................................      4,564
                                                                         -------
Expenses:
Investment advisory fees ............................................        322
Administrative services fees ........................................         64
                                                                         -------
           Total expenses ...........................................        386
                                                                         -------
Net investment income ...............................................      4,178
                                                                         -------
Net change in unrealized gain or loss on:
   Investments ......................................................     58,497
                                                                         -------
           Net change in unrealized gain or loss on investments .....     58,497
                                                                         -------
Net increase in net assets resulting from operations ................    $62,675
                                                                         =======


See Notes to Financial Statements.

Aetna Variable Small Company Portfolio
Statement of Changes in Net Assets
================================================================================

                                                                                   Period from
                                                                                 December 27, 1996
                                                                                  to December 31,
                                                                                       1996
                                                                                  ----------------

Operations:
Net investment income ...........................................................   $     4,178
Net change in unrealized gain or loss ...........................................        58,497
                                                                                    -----------
   Net increase in net assets resulting from operations .........................        62,675
                                                                                    -----------
Distributions to Shareholders:
From net investment income ......................................................        (5,100)
                                                                                    -----------
   Decrease in net assets from distributions to shareholders ....................        (5,100)
                                                                                    -----------
Share Transactions:
Proceeds from shares sold .......................................................     5,100,000
                                                                                    -----------
   Net increase in net assets from share transactions ...........................     5,100,000
                                                                                    -----------
Change in net assets ............................................................     5,157,575
Net assets:
Beginning of period .............................................................   $        --
                                                                                    -----------
End of period ...................................................................   $ 5,157,575
                                                                                    ===========

End of period net assets include distributions in excess of net investment income   $      (922)
                                                                                    ===========
Share Transactions
Number of shares sold ...........................................................       510,000
                                                                                    -----------
   Net increase .................................................................       510,000
                                                                                    ===========

See Notes to Financial Statements.

Aetna Variable Small Company Portfolio
Notes to Financial Statements - December 31, 1996
================================================================================


1. Summary of Significant Accounting Policies

Aetna  Variable  Portfolios,  Inc.  (Fund) is  registered  under the  Investment
Company Act of 1940 as an open-end management investment company. It was incorporated under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Fund to offer separate portfolios (Portfolios) each of which has its own investment objective, policies and restrictions.

The Fund offers four Portfolios, one of which, Aetna Variable Small Company Portfolio (Portfolio), is described in this report.

The Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Shares of the Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. Currently, all shares are held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

ALIAC serves as the Investment Adviser and principal underwriter to the Portfolio. It is an indirect wholly-owned subsidiary of Aetna Retirements Services, Inc. which in turn is a wholly-owned subsidiary of Aetna Inc.

The accompanying financial statements of the Portfolio have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

 A. Valuation of Investments

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost which when combined with accrued interest approximates market. Securities for which market quotations are not considered to be readily available are valued in good faith using methods approved by the Board of Directors.

 B. Federal Income Taxes

As a qualified regulated investment company, the Portfolio is relieved of federal income and excise taxes by distributing its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

C. Distributions

The Portfolio distributes all net investment income and net capital gains, if any, to its shareholders annually. Distributions from net investment income are based on taxable net income. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for deferred losses on wash sales.

D. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security using a yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

Aetna Variable Small Company Portfolio
Notes to Financial Statements - December 31, 1996 (continued)
================================================================================


2.  Investment Advisory and Administrative Services Fees

The Portfolio pays the Investment Adviser a monthly fee at an annual rate of 0.75% of its average daily net assets.

Under an Administrative Services Agreement (Agreement), ALIAC provides all administrative services necessary for the Portfolio's operations and is responsible for the supervision of the Portfolio's other service providers. ALIAC also assumes all ordinary, recurring costs of the Portfolio, such as custodian fees, director's fees, transfer agent costs and accounting expenses. For these services, ALIAC receives an annual fee, payable monthly, at a rate of 0.15% of the Portfolio's average daily net assets.

Under a Subadvisory Agreement, the Fund and ALIAC have engaged Aeltus Investment Management, Inc. (Aeltus) to act as subadviser to the Portfolio. Under the terms of the Subadvisory Agreement, Aeltus will supervise the investment and reinvestment of cash and securities and provide certain related administrative services to the Portfolio in exchange for a fee (payable by ALIAC) of 0.45% of the Portfolio's average daily net assets. For the period ended December 31, 1996, ALIAC paid Aeltus $193 in accordance with the terms of the Subadvisory Agreement.

3. Purchases and Sales of Investment Securities

Cost of purchases of investment securities, excluding short-term investments, for the period from December 27, 1996 (commencement of operations) to December 31, 1996 was $4,823,541.

Aetna Variable Small Company Portfolio
Financial Highlights
================================================================================
Selected data for a fund share outstanding throughout the period:


                                                                  Period from
                                                                December 27,1996
                                                                 to December 31,
                                                                       1996
                                                                 ---------------

Net asset value per share, beginning of period ................       $10.000
                                                                      -------
Income from investment operations:
   Net investment income ......................................         0.008
   Net realized and unrealized gain ...........................         0.115
                                                                      -------
         Total from investment operations .....................         0.123
                                                                      -------
Less distributions:
   From net investment income .................................        (0.010)
                                                                      -------
         Total distributions ..................................        (0.010)
                                                                      -------
Net asset value per share, end of period ......................       $10.113
                                                                      =======

Total return* .................................................         1.23%
Net assets, end of period (000's) .............................       $5,158
Ratio of total expenses to average net assets** ...............         0.55%
Ratio of net investment income to average net assets** ........         5.96%

----------
* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
**   Annualized.



See Notes to Financial Statements.

                          Independent Auditors' Report

The Shareholder and Board of Directors
Aetna Variable Portfolios, Inc.:

We have audited the accompanying statement of assets and liabilities of Aetna Variable Small Company Portfolio (the Fund), a series of Aetna Variable Portfolios, Inc., including the portfolio of investments, as of December 31, 1996, and the related statements of operations, changes in net assets and financial highlights for the period from December 27, 1996 (date of commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Variable Small Company Portfolio, as of December 31, 1996, the results of its operations, changes in its net assets and financial highlights for the period from December 27, 1996 to December 31, 1996 in conformity with generally accepted accounting principles.


                                                           KPMG Peat Marwick LLP


Hartford, Connecticut
February 14, 1997